CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
convertible debentures, face amount	$ 825,000	$ 1,000,000
Convertible debentures, discount	$ 632,127	$ 695,807
Preferred stock, no par		$ 0	$ 0
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, issued		0	0
Preferred stock, outstanding		0	0
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	44,054,961	34,314,615	26,911,942
Common stock, outstanding	44,054,961	34,314,615	26,911,942
Series A preferred stock
Preferred stock, shares authorized	1,200,000
Preferred stock, issued	0
Preferred stock, outstanding	0